Offerings	Nov. 25, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, issuable upon full conversion of a senior secured convertible note
Amount Registered | shares	2,777,777
Proposed Maximum Offering Price per Unit | $ / shares	1.6992
Maximum Aggregate Offering Price	$ 4,719,998.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 651.83
Offering Note

(1)	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), includes any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Digital Ally, Inc. (the “Registrant”) that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Calculated pursuant to Rule 457(g) of the Securities Act, represents the conversion price of the Notes and the exercise price of the warrants. (3) Represents shares of Common Stock to be offered for resale by the selling stockholders named in the Registration Statement and which are issuable upon conversion of that certain senior secured convertible note, as amended, issued by the Registrant to the selling stockholders on September 15, 2025 (the “Note”), which is the maximum number of shares of Common Stock that may be issuable upon full conversion of the Note. (4) Represents shares of Common Stock issuable upon the full exercise of certain common stock purchase warrants that were issued on September 15, 2025 to the selling stockholders named in the Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, issuable upon full exercise of common stock purchase warrants
Amount Registered | shares	619,409
Proposed Maximum Offering Price per Unit | $ / shares	2.124
Maximum Aggregate Offering Price	$ 1,315,624.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 181.68
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), includes any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Digital Ally, Inc. (the “Registrant”) that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Calculated pursuant to Rule 457(g) of the Securities Act, represents the conversion price of the Notes and the exercise price of the warrants. (3) Represents shares of Common Stock to be offered for resale by the selling stockholders named in the Registration Statement and which are issuable upon conversion of that certain senior secured convertible note, as amended, issued by the Registrant to the selling stockholders on September 15, 2025 (the “Note”), which is the maximum number of shares of Common Stock that may be issuable upon full conversion of the Note. (4) Represents shares of Common Stock issuable upon the full exercise of certain common stock purchase warrants that were issued on September 15, 2025 to the selling stockholders named in the Registration Statement.